Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,914,459.22

Principal:
Principal Collections	$27,081,619.31
Prepayments in Full	$13,965,762.40
Liquidation Proceeds	$561,551.97
Recoveries	$142,882.04
Sub Total	$41,751,815.72
Collections	$43,666,274.94

Purchase Amounts:
Purchase Amounts Related to Principal	$324,002.73
Purchase Amounts Related to Interest	$723.10
Sub Total	$324,725.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,991,000.77

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,991,000.77
Servicing Fee	$747,984.41	$747,984.41	$0.00	$0.00	$43,243,016.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,243,016.36
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$43,243,016.36
Interest - Class A-3 Notes	$220,807.77	$220,807.77	$0.00	$0.00	$43,022,208.59
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$42,879,481.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,879,481.92
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$42,816,848.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,816,848.25
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$42,745,244.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,745,244.25
Regular Principal Payment	$39,075,251.12	$39,075,251.12	$0.00	$0.00	$3,669,993.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,669,993.13
Residual Released to Depositor	$0.00	$3,669,993.13	$0.00	$0.00	$0.00

Total		$43,991,000.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,075,251.12
Total					$39,075,251.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$39,075,251.12	$56.95	$220,807.77	$0.32	$39,296,058.89	$57.27
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$39,075,251.12	$18.56	$497,772.11	$0.24	$39,573,023.23	$18.80

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$473,159,508.87	0.6896062	$434,084,257.75	0.6326560
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$795,239,508.87	0.3776694	$756,164,257.75	0.3591120

Pool Information
Weighted Average APR	2.584%	2.578%
Weighted Average Remaining Term	38.46	37.62
Number of Receivables Outstanding	44,537	43,526
Pool Balance	$897,581,288.41	$855,520,059.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$837,352,640.13	$798,277,389.01
Pool Factor	0.3982133	0.3795528

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$57,242,670.53
Targeted Overcollateralization Amount	$99,355,801.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,355,801.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$128,292.46
(Recoveries)		33	$142,882.04
Net Loss for Current Collection Period			$(14,589.58)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0195%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2923%
Second Prior Collection Period			0.3361%
Prior Collection Period			0.2651%
Current Collection Period			-0.0200%
Four Month Average (Current and Prior Three Collection Periods)			0.2184%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,419	$5,411,687.73
(Cumulative Recoveries)			$1,106,434.52
Cumulative Net Loss for All Collection Periods			$4,305,253.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1910%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,237.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,779.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	277	$6,843,657.78
61-90 Days Delinquent	0.11%	38	$933,491.22
91-120 Days Delinquent	0.02%	6	$139,181.55
Over 120 Days Delinquent	0.02%	7	$142,548.04
Total Delinquent Receivables	0.94%	328	$8,058,878.59

Repossession Inventory:
Repossessed in the Current Collection Period		9	$269,902.63
Total Repossessed Inventory		16	$454,631.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1203%
Prior Collection Period			0.0921%
Current Collection Period			0.1172%
Three Month Average			0.1099%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1420%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,074,476.01
2 Months Extended	95	$2,387,042.91
3+ Months Extended	17	$429,558.80

Total Receivables Extended	194	$4,891,077.72

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer